Business Combinations - Schedule of Purchase Price Allocated to Intangible Assets Acquired (Details) - USD ($)	Jul. 01, 2023	Jun. 30, 2023	Jun. 06, 2023	Oct. 01, 2021	Jul. 01, 2021
Kintsugi Innovation Labs Private Limited ("Kintsugi") | Customer contracts
Business Acquisition [Line Items]
Acquired customer contracts, Amount					$ 118,366
Acquired customer contracts, Weighted average life					3 years
Peoplebay Consultancy Services Private Limited ("Peoplebay") | Customer contracts
Business Acquisition [Line Items]
Acquired customer contracts, Amount				$ 217,127
Acquired customer contracts, Weighted average life				3 years
FA Events and Media Private Limited ("FA Events") | Customer contracts
Business Acquisition [Line Items]
Acquired customer contracts, Amount				$ 293,999
Acquired customer contracts, Weighted average life				3 years
Global Insurance Management Limited
Business Acquisition [Line Items]
Acquired customer contracts, Amount		$ 1,157,920
Acquired customer contracts, Weighted average life		3 years
National Automobile Club
Business Acquisition [Line Items]
Acquired customer contracts, Amount			$ 870,027
Acquired customer contracts, Weighted average life			3 years
FA Premium Insurance Broking Private Limited | Distribution network
Business Acquisition [Line Items]
Acquired customer contracts, Amount	$ 814,365
Acquired customer contracts, Weighted average life	3 years
FA Premium Insurance Broking Private Limited | Customer contracts
Business Acquisition [Line Items]
Acquired customer contracts, Amount	$ 20,345
Acquired customer contracts, Weighted average life	3 years